Summary of Significant Accounting Policies (Details) - USD ($)					3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 31, 2024	Jan. 19, 2024	Sep. 19, 2023	Aug. 16, 2022	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies [Line Items]
Cash (in Dollars)					$ 20,439		$ 20,439		$ 29,844	$ 72,753
Investments held in the Trust Account (in Dollars)					$ 51,996,271		$ 51,996,271		$ 165,653,149	$ 254,251,750
Maturity days									185 days
Effective tax rate					52.30%	(26.21%)	(50.12%)	(27.54%)	34.35%	38.90%
Statutory tax rate, percentage					21.00%	21.00%	21.00%	21.00%	21.00%	21.00%
Federal depository insurance corporation coverage limits (in Dollars)									$ 250,000
Excise tax rate				1.00%
Fair market value percentage				1.00%
Exercised redeem shares (in Shares)		10,872,266	9,239,192
Redeemable shares value (in Dollars)			$ 96,791,644
Excise tax liability (in Dollars)					$ 2,122,813		$ 2,122,813		$ 967,916
Excise tax percentage									1.00%
Maturity days							185 days
Cash incurred (in Dollars)					$ 250,000		$ 250,000
Redeemable total value (in Dollars)		$ 115,489,643	$ 96,791,644
Percentage of shares redeemed for excise Tax liability		1.00%	1.00%
Excise and Sales Taxes (in Dollars)	$ 967,916
Deferred Income Tax Charge [Member]
Summary of Significant Accounting Policies [Line Items]
Effective tax rate									34.35%	39.43%
Class A Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Temporary equity redemption value (in Shares)					4,757,884		4,757,884		15,630,150	24,869,342
Exercised redeem shares (in Shares)		10,872,266	9,239,192
Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Redeemable shares value (in Dollars)			$ 96,791,644
IPO [Member] | Class A Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Purchase an aggregate of shares (in Shares)							12,922,712		12,922,712